COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
Aug. 12, 2022 shares
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	1,725,000
Proposed Public Offering [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	900,000
Proposed Public Offering [Member] | Underwriters Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	6,000,000
Shares, Issued	90,000
Proposed Public Offering [Member] | Underwriters Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Underwriting Commitments	The underwriters will be entitled to cash underwriting discount of 3.9% of the gross proceeds of the “Proposed Public Offering” and 0.6% of the number of units sold in the Offering (i.e. 90,000 ordinary shares, or up to 103,500 ordinary shares if the underwriters’ over-allotment option is exercised in full). 1.4% of cash underwriting discount will be payable at the closing of the “Proposed Public Offering”. The balance of 2.5% of cash underwriting discount will be deferred and payable until the closing of the initial Business Combination